Note 17 - Commitments and Contingencies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Deferred Rent Credit			$ 241,000	$ 268,000
Operating Leases, Rent Expense			2,510,000	3,104,000
Operating Leases, Income Statement, Sublease Revenue			95,000	207,000
Loss Contingency, Damages Sought, Value	17,000,000		16,800,000
Loss Contingency, Estimate of Possible Loss	490,000		338,000	310,000
Legal Fees	290,000	238,000	1,158,000	1,169,000
Current and Long-Term Portion [Member]
Deferred Rent Credit			241,000	268,000
Inclusive of Legal Fees and Estimated Claims [Member] | Threatened Litigation [Member]
Loss Contingency, Estimate of Possible Loss			338,000
Threatened Litigation [Member]
Loss Contingency, Estimate of Possible Loss	490,000		300,000
Pending Litigation [Member]
Loss Contingency, Estimate of Possible Loss	$ 480,000